SUPPLEMENT TO THE PROSPECTUS

Target/United Funds, Inc.

The following information replaces the disclosure regarding management of Target/United Funds, Inc. High Income Portfolio in the section entitled "Management":

     William M. Nelson is primarily responsible for the management of the portfolio of High Income Portfolio. Mr. Nelson has held his Fund responsibilities since January 1999. He is Vice President of the Manager and Vice President of the Fund. Mr. Nelson has been an employee of the Manager since January 1995. Mr. Nelson was formerly an Investment Manager with Xerox Credit Corporation.

The following information replaces the disclosure regarding management of Target/United Funds, Inc. Small Cap Portfolio in the section entitled "Management":

     Mark G. Seferovich and Grant P. Sarris are primarily responsible for the management of the portfolio of Small Cap Portfolio. Mr. Seferovich has held his responsibilities for Small Cap Portfolio since the portfolio's inception to January 1, 1996 and from February 1999 to the present. He is Senior Vice President of the Manager, Vice President of the Fund and Vice President of another investment company for which the Manager serves as investment manager. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate. Mr. Seferovich has served as the portfolio manager for investment companies managed by the Manager, and has been an employee of the Manager, since February 1989.

     Mr. Sarris has held his Fund responsibilities since February 1999. He is Vice President of the Manager and Vice President of another investment company for which the Manager serves as investment manager. Mr. Sarris has served as an investment analyst with the Manager, and has been an employee of the Manager, since October 1, 1991.


To be attached to the cover page of the Prospectus of Target/United Funds, Inc. dated August 31, 1998.

This Supplement is dated March 1, 1999.

U-1165A Ed., 3/99

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Target/United Funds, Inc.

The following information replaces the disclosure regarding management of High Income Portfolio and Small Cap Portfolio in the section entitled "Directors and Officers" on page 53:

     William M. Nelson
          Vice President of the Fund and Vice President of the Manager. Date of birth: May 18, 1960.

     Grant P. Sarris
          Vice President of the Fund and Vice President of the Manager. Date of birth: September 14, 1966.

     Mark G. Seferovich
          Vice President of the Fund and Senior Vice President of the Manager; formerly, Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Date of birth: April 6, 1947.


To be attached to the cover page of the Statement of Additional Information of Target/United Funds, Inc. dated August 31, 1998.

This Supplement is dated March 1, 1999.